Financial Risk Management Objectives and Policies	3 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments and Financial Risk Management

10. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on a recurring basis in the consolidated statements of financial position:

			Fair value
(In thousands of Euros)	Level	Measurement	December 31, 2023	September 30, 2023
Derivative assets			36,727	31,708
Derivative assets not designated as hedging instruments	2	FVtPL	35,629	28,795
Derivative assets designated as hedging instruments	2	FVtOCI	1,098	2,913
Derivative liabilities	2	FVtPL	480	6,925

Changes in fair value of derivative assets and liabilities are recognized within the consolidated statements of profit or loss except for changes in the fair value of derivative financial instruments designated as hedging instruments which are recognized within other comprehensive income. The Company does not carry any further financial instruments at fair value either on a recurring or non-recurring basis. The derivative assets and liabilities are reflected in the statements of financial position within other assets, other current assets and other financial liabilities.

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

(In thousands of Euros)	Level	Nominal value	Carrying value	Fair value
December 31, 2023
Term Loan (EUR)	2	375,000	369,388	384,315
Term Loan (USD)	2	299,083	296,974	312,364
Vendor Loan	2	199,560	207,437	189,090
Senior Notes	2	428,500	442,393	414,149

September 30, 2023
Term Loan (EUR)	2	375,000	368,701	348,426
Term Loan (USD)	2	781,315	730,855	694,889
Vendor Loan	2	299,560	305,048	235,687
Senior Notes	2	428,500	448,434	373,682

There were no transfers between levels during any reporting period.

There were no changes in the Group’s valuation processes, valuation techniques and types of inputs used in the fair value measurements during the reporting period.

Financial risk management

Birkenstock has exposure to credit risk, liquidity risk and market risk. The interim condensed consolidated financial statements do not include all financial risk information and disclosures required in the annual financial statements and should be read in conjunction with Birkenstock’s annual financial statements for the fiscal years ended September 30, 2023.

Capital management

The Board of Directors of the Company monitors the Company’s capital management on a regular basis. The Company continually assesses the adequacy of the Company’s capital structure and capacity and adjusts within the context of the Company’s strategy, economic conditions, and risk characteristics of the business.